Income Taxes - Schedule of Net Operating Loss Carryforwards (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Net operating loss carryforwards
Operating Loss Carryforwards	¥ 47,426,238	¥ 31,497,579
Expire In Tax Year 2025 [Member]
Net operating loss carryforwards
Operating Loss Carryforwards	2,348,849
Expire In Tax Year 2026 [Member]
Net operating loss carryforwards
Operating Loss Carryforwards	2,697,552
Expire In Tax Year 2027 [Member]
Net operating loss carryforwards
Operating Loss Carryforwards	1,009,456
Expire In Tax Year 2028 [Member]
Net operating loss carryforwards
Operating Loss Carryforwards	16,586,588
Expire In Tax Year 2029 [Member]
Net operating loss carryforwards
Operating Loss Carryforwards	¥ 24,783,793